Share-based awards (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Summary of stock option activity
The following table summarizes option activity for the nine months ended September 30, 2023:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2022	1,378,119	$119.86	4.69

Granted	82,472	$232.48
Exercised	(377,614)	$96.67
Canceled/expired	(6,885)	$116.33

Outstanding at September 30, 2023	1,076,092	$136.65	4.45

Exercisable at September 30, 2023	804,953	$113.75	3.91

Schedule of weighted average fair values and assumptions used	The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2023	September 30, 2022
Weighted average grant date fair value	$85.12	$68.40
Assumptions:
Expected volatility	33%	31%
Dividend yield	—%	—%
Risk-free interest rate	3.98%	1.85%
Expected life	5 years	5 years

Summary of RSU and PSU activity	The following table summarizes RSU and PSU activity for the nine months ended September 30, 2023:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	152,420	$192.29	582,612	$207.73

Granted	60,374	$232.51	306,780	$218.68
Shares vested	(47,026)	$159.57	(178,781)	$186.35
Forfeited	—	$—	(59,260)	$211.45

Outstanding at September 30, 2023	165,768	$216.22	651,351	$218.41

Schedule of non-cash stock compensation expense
Stock compensation expense for the three and nine months ended September 30, 2023 and September 30, 2022 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	(in thousands)		(in thousands)
Direct costs	$6,637	$6,285	$18,725	$17,117
Selling, general and administrative	$9,828	$11,232	$29,097	$38,586

Total	$16,465	$17,517	$47,822	$55,703